Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended
	Jan. 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 12, 2020	Jan. 31, 2020	Dec. 31, 2019	Jun. 26, 2019	Jun. 07, 2019
Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued			11,090,292	15,287,498			7,974,075
Common shares authorized			200,000,000	200,000,000			200,000,000
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares outstanding	3,840,000		11,090,292	15,287,498			7,974,075
Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued			17,250,000	17,250,000			17,250,000
Common shares authorized			20,000,000	20,000,000			20,000,000
Common stock par value			$ 0.0001	$ 0.0001			$ 0.0001
Common stock shares outstanding	160,000		17,250,000	17,250,000			17,250,000	17,250,000	11,500,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued	4,000,000					100,100
Number of warrants to purchase additional common shares	705,882	705,882
Common shares authorized	1,000,000,000					1,000,000
Common stock par value	$ 0.01					$ 1.38
Common stock shares outstanding	4,000,000					100,100
Share based compensation expense	$ 0
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued	3,840,000	3,840,000
Common shares authorized	800,000,000
Common stock shares outstanding	3,840,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued	160,000	160,000
Common shares authorized	200,000,000
Common stock shares outstanding	160,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Current and former executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
"Purchase of ordinary shares reserved in	$ 5,400
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Evergreen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock par value	$ 0.01